FLEXSHARES TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

SUPPLEMENT DATED DECEMBER 20, 2019 TO SUMMARY PROSPECTUSES,

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED

MARCH 1, 2019, AS SUPPLEMENTED

Important Notice Regarding Changes in the Investment Objectives, Underlying Indexes and

Principal Investment Strategies of Certain Funds

At a meeting held on December 13, 2019, the Board of Trustees of FlexShares Trust approved changes, effective as of the open of markets on March 2, 2020 (the “Effective Date”), to the investment objective, principal investment strategies and underlying index of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (each, a “Fund” and together, the “Funds”).

Therefore, as of the open of markets on the Effective Date, the following changes will occur:

1.	Underlying Index Change. A new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Fund	Current Underlying Index	New Underlying Index

FlexShares® Credit-Scored US Corporate Bond Index Fund	Northern Trust Credit-Scored US Corporate Bond IndexSM	Northern Trust US Corporate Bond Quality Value Index
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Northern Trust Credit-Scored US Long Corporate Bond IndexSM	Northern Trust US Long Corporate Bond Quality Value Index

2.

Investment Objective Change. Each Fund’s new investment objective will be to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its corresponding New Underlying Index.

3.

Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of its corresponding New Underlying Index.

4.	Descriptions of New Underlying Indexes. The New Underlying Indexes are created and sponsored by Northern Trust Investments, Inc. as the index provider.

Northern Trust US Corporate Bond Quality Value Index

The Northern Trust US Corporate Bond Quality Value Index is designed to measure the performance of a diversified universe of intermediate maturity, US-dollar denominated bonds of companies with investment grade credit quality, favorable valuations, and enhanced short-term and long-term solvency.

Northern Trust US Long Corporate Bond Quality Value Index

The Northern Trust US Long Corporate Bond Quality Value Index is designed to measure the performance of a diversified universe of longer term maturity, US-dollar denominated bonds of companies with investment grade credit quality, favorable valuations, and enhanced short-term and long-term solvency.

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.